Schedule of Investments (unaudited)
May 31, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 99.7%
Alabama — 6.0%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$80,000	$79,840 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	200,000	209,426 (a)(b)
Series F	5.500%	12/1/28	750,000	782,146 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,083,820 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	100,357 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/49	1,000,000	1,010,443
Warrants, Series 2024, Refunding	5.500%	10/1/53	750,000	768,853
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	450,000	423,014 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	225,891 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	500,000	526,860
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	350,000	361,390 (a)(b)
Total Alabama				5,572,040
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/37	75,000	77,250
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	142,682 (c)
Total Alaska				219,932
Arizona — 3.9%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	45,340
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	502,966
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	47,769
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,000,000	1,006,602 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	250,322 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	750,000	738,969 (a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, Refunding, SD Credit Program	4.000%	7/1/34	400,000	389,605
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	74,995
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	520,902
Total Arizona				3,577,470
Arkansas — 0.2%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	200,000	202,293 (c)
California — 8.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	50,648
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	50,546
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	201,956
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	$200,000	$200,284 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,263,220 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	519,942 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	350,000	364,722 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,750,000	1,838,436 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	800,000	851,574 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	100,899 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	97,474 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	73,051 (c)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	54,923
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	96,011 (c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	40,000	42,012
Series B	6.125%	11/1/29	115,000	120,785
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AG	5.250%	9/1/52	250,000	255,392
Community Facilities District No 2023-1	5.500%	9/1/48	250,000	255,274
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	400,000	395,448 (c)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	103,378 (c)
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AG	5.000%	6/1/52	20,000	20,006
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	97,728
Total California				8,053,709
Colorado — 2.2%
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	294,718
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	50,380
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	154,716
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	151,136
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	44,990
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	98,579
C-470 Express Lanes	5.000%	12/31/51	230,000	220,344
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	500,000	536,742 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	99,934 (c)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	400,000	421,707 (d)
Total Colorado				2,073,246
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Connecticut — 0.3%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	$50,000	$50,951
Connecticut State, GO, Series A	4.000%	4/15/37	125,000	124,470
University of Connecticut, Student Fee Revenue, Series A, State Appropriation	5.000%	11/15/43	100,000	101,502
Total Connecticut				276,923
District of Columbia — 0.7%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	75,100
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	500,000	532,356 (c)
Total District of Columbia				607,456
Florida — 5.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	49,097 (c)
Series A	5.000%	10/1/45	250,000	246,075 (c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	209,607 (c)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/47	500,000	501,548 (c)
Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/53	900,000	885,622 (c)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	100,000	85,881
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	24,646 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	198,480 (c)
Miami-Dade County, FL, Aviation Revenue, Series B, Refunding	5.000%	10/1/40	200,000	199,642 (c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	650,000	645,920 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	243,300
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	250,000	226,883
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	500,699
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	209,395
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	500,000	492,561
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2023	5.250%	5/1/54	165,000	161,126
Total Florida				4,880,482
Georgia — 1.3%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	250,000	245,880
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	52,663
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	204,463
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	152,657
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	100,000	101,480
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	200,467
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Georgia — continued
Series C	5.000%	9/1/30	$250,000	$261,303 (a)(b)
Total Georgia				1,218,913
Hawaii — 0.6%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	500,000	393,206
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/38	100,000	109,781
Total Hawaii				502,987
Idaho — 0.1%

Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	99,415
Illinois — 11.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	100,217
Series 2023	5.750%	4/1/48	750,000	781,726
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	500,000	519,852
Dedicated, Series H	5.000%	12/1/46	850,000	774,023
Series A	5.000%	12/1/40	1,100,000	1,075,726
Series C, Refunding	5.000%	12/1/25	100,000	100,305
Series C, Refunding, AG	5.000%	12/1/32	250,000	257,592
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,030,370
Series A	5.500%	1/1/35	385,000	397,749
Series A	5.000%	1/1/44	125,000	118,437
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	249,597 (c)
TrIPS Obligated Group	5.000%	7/1/48	50,000	47,623 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	50,000	48,980
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	35,038
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	31,171
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	60,000	61,789
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	82,847
Northshore University Healthsystem, Series A, Refunding	5.000%	8/15/32	100,000	107,348
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	49,166
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	261,735
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	52,597
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	25,151
Series 2016, Refunding	5.000%	2/1/27	25,000	25,686
Series 2016, Refunding	5.000%	2/1/29	20,000	20,461
Series A	5.000%	5/1/36	250,000	255,565
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series A	5.000%	3/1/46	$400,000	$398,084
Series A, Refunding	5.000%	10/1/29	150,000	156,515
Series A, Refunding	5.000%	10/1/30	350,000	364,563
Series B	5.250%	5/1/48	250,000	252,718
Series C	5.000%	12/1/41	1,250,000	1,279,147
Series D	5.000%	11/1/27	225,000	234,138
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	497,155
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	421,690
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	60,424
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	6/15/45	1,000,000	354,416
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	12/15/56	310,000	55,268
Total Illinois				10,584,869
Indiana — 1.7%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	87,885
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	101,259
Indiana State Finance Authority Wastewater Utility Revenue:
CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	325,000	326,856
CWA Authority Project, Series A, Refunding	5.000%	10/1/40	650,000	692,026
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	89,939
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	300,494
Total Indiana				1,598,459
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	84,996
Kentucky — 0.9%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	100,000	100,064
Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	250,000	262,291 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	454,970
Total Kentucky				817,325
Louisiana — 1.5%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/53	250,000	214,983
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	50,152
Shreveport, LA, Water & Sewer Revenue, Series A, AG	5.000%	12/1/41	10,000	10,048
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	525,000	515,889 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	600,000	588,233 (a)(b)
Total Louisiana				1,379,305
Maryland — 0.2%

Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	222,507
Massachusetts — 0.3%
Massachusetts State DFA Revenue, UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,112
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	$55,000	$57,504 (c)
Series A, Refunding	5.000%	7/1/36	160,000	165,148 (c)
Total Massachusetts				232,764
Michigan — 0.8%
Great Lakes Water Authority, MI, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/39	300,000	321,574
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	83,823
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	225,000	233,296
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	15,000	14,857
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	99,833 (c)
Total Michigan				753,383
Missouri — 0.1%

Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	50,000	49,629
Nebraska — 1.8%
Central Plains, NE, Energy Project, Series A, Refunding	5.000%	9/1/33	1,000,000	1,063,087
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	413,467
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	250,000	224,324
Total Nebraska				1,700,878
Nevada — 0.2%

Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	150,000	145,750 (d)
New Hampshire — 2.2%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	1,000,000	1,078,738 (e)
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	1,000,000	967,806 (e)
Total New Hampshire				2,046,544
New Jersey — 6.9%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	85,000	85,138 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	150,000	150,206 (c)
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	500,000	547,420
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	500,000	498,374 (c)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	107,325
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/50	500,000	422,122
Transportation Program, Series BB	4.000%	6/15/36	500,000	488,238
Transportation Program, Series CC	4.125%	6/15/50	500,000	430,895
Transportation Program, Series CC	5.250%	6/15/50	600,000	615,379
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,500,000	1,971,499
Transportation System, Series A, BAM-TCRS	0.000%	12/15/38	1,000,000	549,199
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	333,639
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	$170,000	$167,867
Series A, Refunding	5.250%	6/1/46	30,000	30,124
Total New Jersey				6,397,425
New Mexico — 0.6%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	500,000	523,062 (a)(b)
New York — 12.0%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	100,287
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	300,000	288,503 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	1,000,000	869,971
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/33	250,000	267,956
Series A-2	5.000%	5/15/30	335,000	349,075 (a)(b)
New York City, NY, GO, Subseries A-1	5.000%	8/1/47	250,000	253,205
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	250,000	245,605
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	87,833
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	426,485
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries C-1	5.000%	2/1/47	250,000	253,314
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	50,500
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	215,188
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	102,280
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	100,000	101,568
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	97,266 (d)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	76,157 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	45,447 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	750,000	814,683 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	717,925 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	221,701 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,000,000	1,049,027 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	250,000	248,876 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	750,000	742,179 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	200,000	200,401 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	500,000	445,198 (c)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	$200,000	$122,926 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,010 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,000 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	729,961 (c)
Terminal 4 John F. Kennedy International Airport Project, Series A, Refunding	4.000%	12/1/40	300,000	269,826 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	176,825
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/49	635,000	551,117
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	870,156 (c)
Total New York				11,066,451
North Carolina — 0.2%
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	138,472
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,006
Total North Carolina				143,478
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	550,000	398,502
Ohio — 2.2%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	243,046
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	216,647
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	100,000	93,240 (a)(b)(c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	225,000	222,678 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	438,593 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	100,783 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	514,093
Warrensville Heights, OH, School District, GO, Unrefunded, BAM	5.000%	12/1/44	175,000	175,062
Total Ohio				2,004,142
Oklahoma — 0.4%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	330,000	361,083 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	40,000	42,996 (c)
Total Oklahoma				404,079
Oregon — 1.5%
Clackamas County, OR, School District No 35, Molalla River, GO, Series 2024, School Bond Guaranty	4.000%	6/15/49	1,400,000	1,239,522
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	181,377
Total Oregon				1,420,899
Pennsylvania — 3.2%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	139,151
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	$50,000	$50,565
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	51,978
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	250,000	235,769
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	200,000	200,129 (a)(b)
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	200,000	199,250
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,318,860 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1	5.000%	12/1/47	25,000	25,190
Series B, Refunding	5.250%	12/1/47	250,000	260,467
Subordinated, Series B	5.000%	12/1/48	100,000	100,530
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	90,829
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	258,160
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	20,000	20,271
Total Pennsylvania				2,951,149
Puerto Rico — 4.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	474,452 (d)
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	165,314
Restructured, Series A-1	4.000%	7/1/37	760,000	702,464
Restructured, Series A-1	4.000%	7/1/41	100,000	85,742
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	95,062 *(f)
Series A	5.000%	7/1/42	320,000	156,000 *(f)
Series A	5.050%	7/1/42	100,000	48,750 *(f)
Series XX	5.250%	7/1/40	360,000	175,500 *(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	55,224
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	202,252
Restructured, Series A-1	4.550%	7/1/40	10,000	9,540
Restructured, Series A-1	4.750%	7/1/53	1,000,000	915,795
Restructured, Series A-1	5.000%	7/1/58	366,000	343,877
Restructured, Series A-2	4.329%	7/1/40	248,000	231,586
Total Puerto Rico				3,661,558
Rhode Island — 0.2%

Rhode Island State Health & Educational Building Corp. Revenue, Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	250,000	220,644
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.788%	3/1/31	250,000	257,839 (a)(b)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$250,000	$222,453
Total South Carolina				480,292
South Dakota — 0.0%††

South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	24,793
Tennessee — 2.1%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	442,940
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/48	500,000	520,250
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	50,302
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series A	5.250%	9/1/26	425,000	431,023
Series A-1, Refunding	5.000%	5/1/28	500,000	512,080 (a)(b)
Total Tennessee				1,956,595
Texas — 9.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	20,347
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	96,658
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	245,413 (c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/48	500,000	506,696
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	250,000	222,886
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,084,895
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	750,000	667,707
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	461,671
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	379,757 (a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	180,666
Houston, TX, GO, Series A	4.125%	3/1/51	300,000	262,090
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	100,446 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	260,000	267,491 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	346,838 (c)
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	350,000	311,516
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	600,000	534,927
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	250,000	216,631
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	500,000	425,002
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	180,000	183,960 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	80,000	77,629
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	214,733
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	$50,000	$50,089
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	46,456
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	65,000	66,593
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	300,000	305,351 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	72,859
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	750,000	649,772
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	100,000	84,200
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	500,000	433,181
Total Texas				8,516,460
Utah — 2.1%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	246,957 (c)
Salt Lake City International Airport, Series A	5.250%	7/1/48	1,000,000	1,009,055 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,027
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	221,990
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	205,336
Vineyard Redevelopment Agency, UT, Tax Increment Revenue, Series 2021, Refunding, AG	4.000%	5/1/46	275,000	239,753
Total Utah				1,928,118
Virginia — 1.4%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	50,411
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	209,613
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	4.750%	7/1/53	250,000	240,594
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	88,271
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	130,000	132,680 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	355,678 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	200,663 (c)
Total Virginia				1,277,910
Washington — 0.6%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	250,000	252,979 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	197,050
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	97,935
Total Washington				547,964
West Virginia — 0.3%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	149,230 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

West Virginia — continued
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	$100,000	$99,476 (a)(b)(c)
Total West Virginia				248,706
Wisconsin — 1.2%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	250,000	250,247
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	50,000	47,298
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	100,000	96,042
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	259,563
Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	441,569
Total Wisconsin				1,094,719

Total Municipal Bonds (Cost — $95,780,075)				92,168,221
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 2.2%
New York — 2.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	1,000,000	1,032,130
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,000,000	1,023,486

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $2,063,114)				2,055,616
Total Investments before Short-Term Investments (Cost — $97,843,189)				94,223,837

Short-Term Investments — 0.2%
Municipal Bonds — 0.1%
Florida — 0.1%
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A. (Cost — $100,000)	3.000%	11/1/38	100,000	100,000 (h)(i)
			Shares
Overnight Deposits — 0.1%
BNY Mellon Cash Reserve Fund (Cost — $93,712)	1.050%		93,712	93,712 (j)

Total Short-Term Investments (Cost — $193,712)				193,712
Total Investments — 102.1% (Cost — $98,036,901)				94,417,549
TOB Floating Rate Notes — (1.3)%				(1,165,000)
Other Liabilities in Excess of Other Assets — (0.8)%				(742,258)
Total Net Assets — 100.0%				$92,510,291

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

 Western Asset SMASh Series TF Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	The coupon payment on this security is currently in default as of May 31, 2025.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(j)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset SMASh Series TF Fund 2025 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$92,168,221	—	$92,168,221
Municipal Bonds Deposited in Tender Option Bond Trusts	—	2,055,616	—	2,055,616
Total Long-Term Investments	—	94,223,837	—	94,223,837
Short-Term Investments†:
Municipal Bonds	—	100,000	—	100,000
Overnight Deposits	—	93,712	—	93,712
Total Short-Term Investments	—	193,712	—	193,712
Total Investments	—	$94,417,549	—	$94,417,549

†	See Schedule of Investments for additional detailed categorizations.

Western Asset SMASh Series TF Fund 2025 Quarterly Report